Operating Leases	6 Months Ended
Jun. 30, 2024
Operating Leases
Operating Leases

4)Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership primarily uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the Vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter and bareboat charters and other revenues for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Time charter revenues (service element included)	$71,075	$61,667	$141,926	$113,325
Bareboat revenues	2,362	8,257	4,873	19,532
Total time charter and bareboat revenues	73,437	69,924	146,799	132,857
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	983	3,900	4,253	12,147
Total revenues	$74,420	$73,824	$151,052	$145,004

As of June 30, 2024, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods and excluding any contracted revenues signed after June 30, 2024):

(U.S. Dollars in thousands)
2024 (excluding the six months ended June 30, 2024)	$134,060
2025	252,300
2026	214,812
2027	105,696
2028	39,363
2029 and thereafter	27,136
Total	$773,367

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of June 30, 2024 consisted of:

●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”), that expires in January 2025. Thereafter, the Windsor Knutsen will operate under a new time charter with an oil major to commence in the first half of 2025 for a fixed period of two years;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Equinor ASA (“Equinor”) that expires in March 2026, with options for the charterer to extend the charter by two further one-year periods;
●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in March 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in August 2026 with Transpetro;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract that expires in January 2026 with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Trading S.A. (“Repsol”). Thereafter, the Carmen Knutsen will commence a new time charter with an oil major in Q1 2026 for a fixed period of four years plus a charterer’s option for one additional year;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling time charter contract with Knutsen Shuttle Tankers Pool AS that expires in January 2025 unless terminated by either party on giving not less than 30 days’ notice;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Knutsen Shuttle Tankers Pool AS that expires in January 2025 unless terminated earlier by either party on giving not less than 30 days’ notice.
A time charter commencing Q4 2024 has been executed with Eni Trading and Shipping S.p.A. (“Eni”) in respect of the Torill Knutsen for a fixed period of three years plus three charterer’s options each of one year;
●	the Dan Cisne, a shuttle tanker built in 2011 that was operating under a time charter contract with Knutsen Shuttle Tankers Pool AS until the closing on September 3, 2024, of her sale to KNOT. See Note 20–Subsequent Events;
●	the Dan Sabia, a shuttle tanker built in 2012 that was received back by the Partnership via redelivery on July 10, 2024, following expiry of her bareboat contract with Transpetro. The Dan Sabia is being marketed for shuttle tanker operations principally in Brazil and remains available also for charter to KNOT (subject to negotiation and approvals) and short-term conventional tanker contracts;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a rolling monthly time charter with Knutsen Shuttle Tankers Pool AS at a reduced charter rate, to expire upon her delivery to Eni in October 2024. On April 12, 2024, an agreement was reached with Eni, on terms no less favourable to the Partnership than applied previously, to delay delivery of Ingrid Knutsen until October 2024 for a time charter for a fixed period of two years plus two charterer’s options each of one year;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter contract that expires in June 2025 with Repsol, with options to extend the charter until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in July 2028, with options to extend the charter until June 2031;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in March 2027;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2028, with options to extend the charter until September 2031;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter contract with a wholly owned subsidiary of TotalEnergies that expires in April 2026, with TotalEnergies having an option to extend the charter for one one-year period;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter contract with Petrorio Luxembourg Holding S.A.R.L. (“Petrorio”) that expires on or around May 2025, with two one-month options. The vessel will commence on a new time charter contract with Equinor in the third quarter of 2025 for a fixed period of two years, with options for the charterer to extend the charter by two further one-year periods;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in November 2027, with options to extend the charter until November 2040; and
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter contract with Equinor that expires in February 2027, with options to extend the charter until February 2042.

Furthermore, on September 3, 2024, the Partnership acquired from KNOT all outstanding shares in the owner of the Tuva Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter contract with TotalEnergies that expires in February 2026, with options to extend the charter until February 2036. As part of the terms of this acquisition, KNOT has guaranteed that, until September 3, 2031, daily charter hire to the Partnership in respect of Tuva Knutsen will be no less than what would be due from TotalEnergies assuming exercise of their relevant charterer’s options. See Note 20–Subsequent Events.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of June 30, 2024, the right-of-use asset and lease liability for operating leases was $1.7 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for the three and six months ended June 30, 2024, was $0.3 million and $0.6 million, respectively. As of June 30, 2024, the weighted average discount rate for the operating leases was 7.3% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of June 30, 2024, the weighted average remaining lease term is 1.6 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2024 is as follows:

(U.S. Dollars in thousands)
2024 (excluding the six months ended June 30, 2024)	$592
2025	1,146
2026	93
Total	1,831
Less imputed interest	101
Carrying value of operating lease liabilities	$1,730